Unsecured Senior Notes Unsecured Senior Notes (Narrative) (Details) (USD $)	12 Months Ended				0 Months Ended		12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Apr. 11, 2013 Three Point Two Seven Nine Percent Unsecured Senior Notes [Member]	Jun. 27, 2013 Three Point Nine One Six Percent Unsecured Senior Notes [Member]	Dec. 31, 2013 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 500,000,000	$ 700,000,000
Coupon/Stated Rate	3.625%				3.125%	3.80%
Senior Notes Pricing					99.379%	99.694%
Effective Rate	4.037%	[1]			3.279%	3.916%
Maturity date	Feb. 15, 2014				Sep. 01, 2023	Feb. 01, 2024
Proceeds from unsecured senior notes	$ 1,194,753,000		$ 997,790,000	$ 848,019,000	$ 492,500,000	$ 691,900,000
Maximum Leverage Ratio							60.00%
Maximum Secured Debt Leverage Ratio	55.00%						50.00%
Minimum Interest Coverage Ratio							1.50
Minimum Unencumbered Asset Value Percentage Of Unsecured Debt							150.00%

[1]	Yield on issuance date including the effects of discounts on the notes but excluding the effects of the adjustment for the equity component allocation.